Segments and Foreign Operations - Financial Information for Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 228,108	$ 281,281	$ 287,972	$ 271,765	$ 270,267	$ 288,075	$ 287,734	$ 259,942	$ 1,069,126	$ 1,106,018	$ 993,758
Income (loss) from continuing operations before income taxes									(21,375)	(46,039)	48,509
Equity in earnings of affiliates									20,572	24,647	13,153
Interest expense									(4,309)	(2,357)	(1,594)
Investment in affiliates	78,290				88,297				78,290	88,297	69,152
Operating Segments | Water Resources
Segment Reporting Information [Line Items]
Revenues									214,091	214,625	193,001
Income (loss) from continuing operations before income taxes									(1,290)	(18,095)	4,376
Operating Segments | Inliner
Segment Reporting Information [Line Items]
Revenues									133,256	132,108	116,566
Income (loss) from continuing operations before income taxes									9,936	(13,236)	9,426
Operating Segments | Heavy Civil
Segment Reporting Information [Line Items]
Revenues									278,131	343,760	353,304
Income (loss) from continuing operations before income taxes									(32,308)	(61,649)	9,637
Operating Segments | Geoconstruction
Segment Reporting Information [Line Items]
Revenues									133,247	89,210	77,969
Income (loss) from continuing operations before income taxes									517	12,828	11,708
Equity in earnings of affiliates									3,872	3,345	517
Investment in affiliates	384				20,011				384	20,011	16,666
Operating Segments | Mineral Exploration
Segment Reporting Information [Line Items]
Revenues									302,119	322,100	249,705
Income (loss) from continuing operations before income taxes									49,406	71,552	45,457
Equity in earnings of affiliates									16,700	21,302	12,636
Investment in affiliates	77,906				68,286				77,906	68,286	52,486
Operating Segments | Energy Services
Segment Reporting Information [Line Items]
Revenues									5,885	4,214	3,209
Income (loss) from continuing operations before income taxes									(7,444)	(4,887)	(92)
Operating Segments | Other
Segment Reporting Information [Line Items]
Revenues									11,509	8,992	8,272
Income (loss) from continuing operations before income taxes									126	671	(185)
Intersegment Elimination
Segment Reporting Information [Line Items]
Revenues									(9,112)	(8,991)	(8,268)
Corporate Non Segment
Segment Reporting Information [Line Items]
Income (loss) from continuing operations before income taxes									(36,009)	(30,866)	(30,224)
Significant Reconciling Items
Segment Reporting Information [Line Items]
Interest expense									$ (4,309)	$ (2,357)	$ (1,594)